Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 94.6%
International Equity Funds - 34.2%
Transamerica Emerging Markets Opportunities (A)	10,579,799	$ 81,570,247
Transamerica International Equity (A)	4,986,277	96,584,191
Transamerica International Focus (A)	11,656,668	93,952,745
Transamerica International Small Cap Value (A)	2,813,882	38,634,604

		310,741,787

U.S. Alternative Fund - 1.9%
Transamerica BlackRock Global Real Estate Securities VP (A)	1,929,052	17,708,696

U.S. Equity Funds - 58.5%
Transamerica Janus Mid-Cap Growth VP (A)	589,661	20,113,340
Transamerica JPMorgan Enhanced Index VP (A)	9,042,295	192,962,566
Transamerica JPMorgan Mid Cap Value VP (A)	728,094	10,622,898
Transamerica Large Cap Value (A)	8,368,889	102,518,888
Transamerica Mid Cap Growth (A)	3,590,791	27,756,812
Transamerica Mid Cap Value Opportunities (A)	1,664,533	17,411,014
Transamerica Small Cap Value (A)	6,281,031	33,352,275
Transamerica T. Rowe Price Small Cap VP (A)	1,724,581	18,073,611
Transamerica WMC US Growth VP (A)	3,701,888	109,835,007

		532,646,411

Total Investment Companies (Cost $940,192,085)		861,096,894

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.7%
U.S. Treasury - 1.7%
U.S. Treasury Notes 0.88%, 01/31/2024 (B)	$ 15,278,000	14,795,191

Total U.S. Government Obligation (Cost $14,791,771)		14,795,191

REPURCHASE AGREEMENT - 3.5%
Fixed Income Clearing Corp., 2.10% (C), dated 03/31/2023, to be repurchased at $31,949,184 on 04/03/2023. Collateralized by a U.S. Government Obligation, 1.75%, due 12/31/2024, and with a value of $32,582,497.	31,943,594	31,943,594

Total Repurchase Agreement (Cost $31,943,594)		31,943,594

Total Investments (Cost $986,927,450)		907,835,679
Net Other Assets (Liabilities) - 0.2%		2,184,698

Net Assets - 100.0%		$ 910,020,377

Transamerica Series Trust	Page 1

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
CAD Currency	154	06/20/2023	$11,320,062	$11,394,460	$74,398	$—
EURO STOXX 50® Index	416	06/16/2023	18,208,967	19,223,585	1,014,618	—
JPY Currency	402	06/16/2023	37,563,738	38,303,063	739,325	—
S&P 500® E-Mini Index	615	06/16/2023	119,918,402	127,235,812	7,317,410	—
S&P/TSX 60 Index	126	06/15/2023	22,199,782	22,546,681	346,899	—

Total					$9,492,650	$—

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
D.J. U.S. Real Estate Index	(260)	06/16/2023	$(8,290,802)	$(8,613,800)	$—	$(322,998)
MSCI EAFE Index	(563)	06/16/2023	(56,312,309)	(59,016,475)	—	(2,704,166)
MSCI Emerging Markets Index	(101)	06/16/2023	(4,841,731)	(5,027,275)	—	(185,544)

Total					$—	$(3,212,708)

Total Futures Contracts					$9,492,650	$(3,212,708)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$861,096,894	$—	$—	$861,096,894
U.S. Government Obligation	—	14,795,191	—	14,795,191
Repurchase Agreement	—	31,943,594	—	31,943,594

Total	$861,096,894	$46,738,785	$—	$907,835,679

Other Financial Instruments
Futures Contracts (E)	$9,492,650	$—	$—	$9,492,650

Total Other Financial Instruments	$9,492,650	$—	$—	$9,492,650

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(3,212,708)	$—	$—	$(3,212,708)

Total Other Financial Instruments	$(3,212,708)	$—	$—	$(3,212,708)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds, and a liquidating trust of a former Transamerica Fund and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2023	Shares as of March 31, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$22,688,201	$—	$(5,167,877)	$(1,933,519)	$2,121,891	$17,708,696	1,929,052	$—	$—
Transamerica Emerging Markets Opportunities	78,925,297	—	—	—	2,644,950	81,570,247	10,579,799	—	—
Transamerica International Equity	89,553,540	—	—	—	7,030,651	96,584,191	4,986,277	—	—

Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

Affiliated Investments	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2023	Shares as of March 31, 2023	Dividend Income	Net Capital Gain Distributions
Transamerica International Focus	$88,590,678	$—	$—	$—	$5,362,067	$93,952,745	11,656,668	$—	$—
Transamerica International Small Cap Value	34,920,279	—	—	—	3,714,325	38,634,604	2,813,882	—	—
Transamerica Janus Mid-Cap Growth VP	24,630,172	—	(6,778,033)	(1,302,670)	3,563,871	20,113,340	589,661	—	—
Transamerica JPMorgan Enhanced Index VP	178,766,163	—	—	—	14,196,403	192,962,566	9,042,295	—	—
Transamerica JPMorgan Mid Cap Value VP	22,942,065	—	(12,987,050)	(1,697,442)	2,365,325	10,622,898	728,094	—	—
Transamerica Large Cap Value	104,734,908	370,197	(2,719,600)	709,759	(576,376)	102,518,888	8,368,889	370,197	—
Transamerica Mid Cap Growth	20,508,156	4,639,012	—	—	2,609,644	27,756,812	3,590,791	—	—
Transamerica Mid Cap Value Opportunities	22,036,677	—	(5,033,356)	272,806	134,887	17,411,014	1,664,533	—	—
Transamerica Small Cap Value	39,091,844	14,412,771	(21,500,000)	(12,485,093)	13,832,753	33,352,275	6,281,031	—	—
Transamerica T. Rowe Price Small Cap VP	9,549,903	8,011,991	—	—	511,717	18,073,611	1,724,581	—	—
Transamerica WMC US Growth VP	93,591,109	2,719,600	—	—	13,524,298	109,835,007	3,701,888	—	—

Total	$830,528,992	$30,153,571	$(54,185,916)	$(16,436,159)	$71,036,406	$861,096,894	67,657,441	$370,197	$—

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $14,758,392.
(C)	Rate disclosed reflects the yield at March 31, 2023.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(E)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
JPY	Japanese Yen

PORTFOLIO ABBREVIATIONS:

EAFE	Europe, Australasia and Far East
STOXX	Deutsche Börse Group & SIX Group Index
TSX	Toronto Stock Exchange

Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Asset Allocation – Growth VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Effective September 8, 2022, Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 4